INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2015
Income Taxes Tables
Schedule of U.S. federal income tax rate

The income tax benefit differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income due to the following:

	Year Ended September 30, 2015	Nine Months Ended September 30, 2014
Computed "expected" tax benefit	(35.0)%	(35.0)%
Increase (decrease) in income taxes resulting from:
State taxes, net of federal benefit	(5.2)%	(5.2)%
Permanent differences	(4.6)%	—%
Tax reporting differences due to the reverse acquisition	—%	11.3%
Increase in the valuation reserve	44.8%	28.9%
	0.0%	0.0%

Schedule of deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	September 30, 2015	September 30, 2014
Deferred tax assets:
Net operating loss carryforward	$1,131,000	$27,000
Stock-based compensation	384,000	189,000
Valuation allowance	(1,515,000)	(216,000)
Deferred tax assets	$—	$—